KPMG LLP
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm
The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners
Sentry Variable Account II:
We have audited the accompanying statement of assets and liabilities of Sentry
Variable Account II (comprised of the sub-accounts listed in the statements of assets and liabilities(collectively, the Accounts)), as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts? management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual funds.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account II as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


                              /s/ KPMG LLP




Milwaukee, Wisconsin
February 25, 2013



               KPMG LLP is a Delaware limited liability partnership,
               the U.S. member firm of KPMG International Cooperative
                    (?KPMG International?), a Swiss entity.
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     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Account II
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2012

Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 25,238 shares (cost $554,514)*                                                $      667,555
          Aspen Enterprise Portfolio, 246,611 shares (cost $5,899,352)**                                           11,040,770
          Aspen Forty Portfolio, 23,321 shares (cost $734,808)                                                        954,985
          Aspen Worldwide Growth Portfolio, 12,012 shares (cost $357,185)                                              369,260
          Aspen Balanced Portfolio, 46,460 shares (cost $1,239,208)                                                 1,262,322

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 1,606,392 shares (cost $1,606,392)                                                 1,606,392
          Limited Term Bond Portfolio, 409,678 shares (cost $2,027,996)                                            2,040,198

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 58,895 shares (cost $1,262,654)                                                 1,311,592
          Personal Strategy Balanced Portfolio, 338,653 shares (cost $6,049,262)                                  6,620,664
          Mid-Cap Growth Portfolio, 28,910 shares (cost $631,650)                                                   636,012

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 15,554 shares (cost $188,613)                                              216,200

     Vanguard Variable Insurance Fund:
          Balanced Portfolio, 36,078 shares (cost $651,783)                                                             746,809
          Equity Index Portfolio, 15,292 shares (cost $374,787)                                                        381,237
          High Yield Bond Portfolio, 22,150 shares (cost $162,587)                                                   184,506
          Small Company Growth Portfolio, 26,365 shares (cost $436,152)                                              529,406
          Mid-Cap Index Portfolio, 26,875 shares (cost $372,774)                                                        433,489
          REIT Index Portfolio, 49,945 shares (cost $488,686)                                                        605,331

Total Assets                                                                                                    $      29,606,728
Total Liabilities                                                                                                          -

Net Assets                                                                                                    $      29,606,728



     See accompanying notes to financial statements

      *     Formerly Janus Aspen Large Cap Growth Portfolio
     **     Formerly Janus Aspen Mid Cap Growth Portfolio
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 SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                                  For the Year Ended December 31, 2012

                                                            Janus Aspen          Janus Aspen          Janus Aspen
                                                                 Janus*          Enterprise**          Forty

Investment income:
  Dividends                                                            $3,615            $-              $6,487

Expenses:
  Mortality and expense risk charges                                    7,839            134,477            11,092

Net investment income (loss)                                              (4,224)           (134,477)           (4,605)

Realized gains (losses) on investments:
  Realized net investment gain (loss)                                    23,075            435,673            45,777

  Capital gain distributions received                                         11,114            -              -

  Realized gain (loss) on investments and
    capital gain distributions, net                                        34,189           435,673            45,777

Unrealized appreciation (depreciation), net                               72,936           1,387,203            139,036

Net increase (decrease) in net assets
  from operations                                                        $102,901              $1,688,399       $180,208



                                                            For the Year Ended December 31, 2012
                                                                 Janus Aspen
                                                                 Worldwide          Janus Aspen
                                                                 Growth          Balanced

Investment income:
  Dividends                                                        $3,069            $35,023

Expenses:
  Mortality and expense risk charges                               4,522            14,884

Net investment income (loss)                                         (1,453)           20,139

Realized gains (losses) on investments:
  Realized net investment gain (loss)                                 850            16,384

  Capital gain distributions received                                   -              88,803

  Realized gain (loss) on investments and
    capital gain distributions, net                               850            105,187

Unrealized appreciation (depreciation), net                          60,710            16,979

Net increase (decrease) in net assets
  from operations                                                   $60,107            $142,305


See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio
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 SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                            For the Year Ended December 31, 2012
                                                                                     T. Rowe Price
                                                            T. Rowe Price               Limited Term               T. Rowe Price
                                                                Prime Reserve                  Bond                 Equity Income

Investment income:
  Dividends                                                        $-                   $42,568                      $28,656

Expenses:
  Mortality and expense risk charges                               19,102                 25,207                      16,161

Net investment income (loss)                                         (19,102)                17,361                      12,495

Realized gains (losses) on investments:
  Realized net investment gain (loss)                                  -                   (640)                     (16,658)

  Capital gain distributions received                                  -                   4,085                      -

  Realized gain (loss) on investments and
    capital gain distributions, net                                    -              3,445                      (16,658)

Unrealized appreciation (depreciation), net                               -              5,314                      201,222

Net increase (decrease) in net assets
  from operations                                                   $(19,102)           $26,120                      $197,059



                                                            For the Year Ended December 31, 2012
                                                       T. Rowe Price                    T. Rowe Price               T. Rowe Price
                                                       Personal Strategy                Mid-Cap                    International
                                                           Balanced                      Growth                         Stock

Investment income:
  Dividends                                                   $129,816                      $-                        $2,613

Expenses:
  Mortality and expense risk charges                          80,150                           7,438                      3,052

Net investment income (loss)                                    49,666                           (7,438)                    (439)

Realized gains (losses) on investments:
  Realized net investment gain (loss)                          137,702                           (2,161)                  (12,663)

  Capital gain distributions received                          180,461                           58,722                      -

  Realized gain (loss) on investments and
    capital gain distributions, net                          318,163                           56,561                      (12,663)

Unrealized appreciation (depreciation), net                         482,239                           22,076                53,151

Net increase (decrease) in net assets
  from operations                                              $850,068                      $71,199                      $40,049


See accompanying notes to financial statements
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SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                            For the Year Ended December 31, 2012
                                                                                                                   Vanguard
                                                            Vanguard                    Vanguard                         High Yield
                                                            Balanced                    Equity Index                        Bond

Investment income:
  Dividends                                                   $19,634                      $7,474                      $10,205

Expenses:
  Mortality and expense risk charges                          8,824                      4,705                      2,133

Net investment income (loss)                                    10,810                      2,769                      8,072

Realized gains (losses) on investments:
  Realized net investment gain (loss)                               870                 (5,103)                     (1,452)

  Capital gain distributions received                               -                   16,083                        -

  Realized gain (loss) on investments and
    capital gain distributions, net                              870                      10,980                      (1,452)

Unrealized appreciation (depreciation), net                     65,136                      39,102                      14,622

Net increase (decrease) in net assets
  from operations                                              $76,816                      $52,851                      $21,242



                                                            For the Year Ended December 31, 2012
                                                            Vanguard                    Vanguard
                                                            Small Company               Mid-Cap               Vanguard
                                                            Growth                        Index               REIT Index

Investment income:
  Dividends                                                   $1,182                      $4,766                     $11,096

Expenses:
  Mortality and expense risk charges                          6,222                          5,118                     6,982

Net investment income (loss)                                    (5,040)                     (352)                4,114

Realized gains (losses) on investments:
  Realized net investment gain (loss)                          (2,477)                     (10,055)                (29,436)

  Capital gain distributions received                          10,032                      12,265                 19,287

  Realized gain (loss) on investments and
    capital gain distributions, net                              7,555                      2,210                 (10,149)

Unrealized appreciation (depreciation), net                     59,863                          53,570                 89,250

Net increase (decrease) in net assets
  from operations                                              $62,378                      $55,428                 $83,215


See accompanying notes to financial statements
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 SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




                                                                      For the Years Ended December 31

                                                            Janus Aspen                  Janus Aspen          Janus Aspen
                                                             Janus*                      Enterprise**             Forty
                                                                2012          2011       2012         2011        2012        2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $(4,224)     $(4,019)     $(134,477)    $(142,473)    $(4,605)     $(7,388)

  Realized gains (losses) on investments           34,189       11,667       435,673            (332,401)      45,777       74,904

  Unrealized appreciation (depreciation), net        72,936       (50,357)      1,387,203       190,077        139,036    (137,812)

Net increase  (decrease) in net assets from operations      102,901    (42,709)      1,688,399     (284,797)    180,208    (70,296)

Contract transactions:
  Purchase payments                                     26,756       19,464       82,831     71,047       29,856       35,717

  Transfers between subaccounts, net                 (2,118)      4,942       (52,086)       (46,513)       5,489       (2,732)

  Withdrawals                                        (77,568)    (42,040)     (1,845,987)     (818,550)     (69,162)      (132,523)

  Contract maintenance fees                         (1,737)      (2,003)      (17,841)       19,025)       (1,751)      (1,903)

Net increase (decrease) in net assets
  derived from contract transactions              (54,667)      (19,637)      (1,833,083)      (813,041)     (35,568)    (101,441)

Total increase (decrease) in net assets            48,234       (62,346)      (144,684)      (1,097,838)     144,640     (171,737)

Net assets at beginning of year                    619,321       681,667      11,185,454     12,283,292      810,345      982,082

Net assets at end of year                            $667,555  $619,321  $11,040,770       $11,185,454       $954,985  $810,345


                                                                           For the Years Ended December 31
                                                                           Janus Aspen
                                                                       Worldwide                      Janus Aspen
                                                                            Growth                      Balanced
                                                                       2012            2011            2012            2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $(1,453)     $(2,473)         $20,139            $17,617

  Realized gains (losses) on investments                         850          2,006          105,187           109,594

  Unrealized appreciation (depreciation), net                   60,710     (62,735)           16,979            (119,063)

Net increase  (decrease) in net assets from operations          60,107      63,202)           142,305            8,148

Contract transactions:
  Purchase payments                                            14,296     14,368            39,605            22,234

  Transfers between subaccounts, net                             598      10,552            (3,478)           14,596

  Withdrawals                                                 (73,083)     (15,379)           (107,329)           (236,263)

  Contract maintenance fees                                    (778)      (857)           (2,535)           (2,743)

Net increase (decrease) in net assets
  derived from contract transactions                          (58,967)           8,684            (73,737)           (202,176)

Total increase (decrease) in net assets                       1,140            (54,518)           68,568            (194,028)

Net assets at beginning of year                             368,120            422,638            1,193,754       1,387,782

Net assets at end of year                                     $369,260       $368,120       $1,262,322       $1,193,754



See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio
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 STATEMENTS OF CHANGES IN NET ASSETS




                                                                      For the Years Ended December 31
                                                                                     T. Rowe Price
                                                       T. Rowe Price                    Limited Term               T. Rowe Price
                                                       Prime Reserve                    Bond                         Equity Income
                                                       2012               2011               2012       2011        2012     2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $(19,102)      $(19,530)  $17,361   $27,148       $12,495            $7,866

  Realized gains (losses) on investments                -            148      3,445       12,661         (16,658)         (25,722)

  Unrealized appreciation (depreciation), net           -              -         5,314       (30,074)        201,222       (6,584)

Net increase  (decrease) in net assets from operations       (19,102)  (19,382)     26,120       9,735         197,059     (24,440)

Contract transactions:
  Purchase payments                                           29,051    40,484       30,334       41,528       19,183       27,940

  Transfers between subaccounts, net                      220,884        (346,872)      (18,105)      (46,332)     (33,961   4,153

  Withdrawals                                              (104,892)  (126,854)    (162,489)    (248,563)   (212,703)    (136,181)

  Contract maintenance fees                               (1,686)      (1,929)       (2,657)       (2,872)      (2,605)    (2,842)

Net increase (decrease) in net assets
  derived from contract transactions                     143,357       (435,171)      (152,917)   (256,239)  (230,086)    (106,930)

Total increase (decrease) in net assets                     124,255       (454,553)    (126,797)  (246,504)   (33,027)    (131,370)

Net assets at beginning of year                          1,482,137  1,936,690    2,166,995  2,413,499   1,344,619       1,475,989

Net assets at end of year                              $1,606,392  $1,482,137   $2,040,198     $2,166,995   $1,311,592 $1,344,619


                                                                           For the Years Ended December 31
                                                                  T. Rowe Price              T. Rowe Price          T. Rowe Price
                                                                  Personal Strategy          Mid-Cap             International
                                                                  Balanced                     Growth               Stock
                                                                 2012     2011        2012       2011         2012          2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $49,666    $57,621        $(7,438)      $(7,873)      $(439)      $1,225

  Realized gains (losses) on investments                  318,163     193,674       56,561      59,335       (12,663)      (30,275)

  Unrealized appreciation (depreciation), net            482,239       (350,484)  22,076       (69,893)      53,151       (10,450)

Net increase  (decrease) in net assets from operations     850,068    (99,189)       71,199    (18,431)      40,049       (39,500)

Contract transactions:
  Purchase payments                                    82,262       41,678       11,749            10,723       2,841       8,287

  Transfers between subaccounts, net                   (52,629)      344,252       (2,919)       (4,111)      (56,304)      2,697

  Withdrawals                                        (628,140) (573,590) (16,011)           (75,651)      (40,542)      (16,502)

  Contract maintenance fees                         (6,473)      (7,066)      (945)           (1,121)      (446)      (504)

Net increase (decrease) in net assets
  derived from contract transactions                  (604,980) (194,726) (8,126)           (70,160)      (94,451)      (6,022)

Total increase (decrease) in net assets           245,088       (293,915) 63,073            (88,591)      (54,402)      (45,522)

Net assets at beginning of year                         6,375,576  6,669,491  572,939       661,530       270,602       316,124

Net assets at end of year                                  $6,620,664  $6,375,576  $636,012       $572,939  $216,200  $270,602



See accompanying notes to financial statements
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SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




                                                                      For the Years Ended December 31
                                                                                                         Vanguard
                                                       Vanguard                    Vanguard                    High Yield
                                                       Balanced                    Equity Index                    Bond
                                               2012          2011               2012          2011             2012          2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                    $10,810       $15,339            $2,769       $1,881         $8,072     $11,059

  Realized gains (losses) on investments           870       (2,685)          10,980       2,582           (1,452)      (2,530)

  Unrealized appreciation (depreciation), net        65,136       17,687        39,102       (1,168)         14,622       1,120

Net increase  (decrease) in net assets from operations      76,816     30,341          52,851       3,295        21,242     9,649

Contract transactions:
  Purchase payments                                       26,479       18,758        4,172       5,473        10,736       4,378

  Transfers between subaccounts, net                     6,619       21,702            (6,632)      1,638        5,677     5,822

  Withdrawals                                       (54,860)      (340,786)      (39,845)    (52,802)      (28,284)      (15,262)

  Contract maintenance fees                             (888)      (1,026)           (501)      (539)           (347)      (351)

Net increase (decrease) in net assets
  derived from contract transactions             (22,650)      (301,352)      (42,806)      (46,230)      (12,218)      (5,413)

Total increase (decrease) in net assets             54,166       (271,011)      10,045       (42,935)       9,024       4,236

Net assets at beginning of year                     692,643       963,654         371,192       414,127      175,482      171,246

Net assets at end of year                               $746,809  $692,643       $381,237  $371,192       $184,506  $175,482


                                                                      For the Years Ended December 31
                                                                Vanguard                         Vanguard
                                                               Small Company                    Mid-Cap             Vanguard
                                                                 Growth                    Index                    REIT Index
                                                              2012          2011         2012       2011       2012          2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(5,040)           $(5,358)           $(352)      $(895)      $4,114            $2,244

  Realized gains (losses) on investments           7,555            (3,850)        2,210      (28,545)       (10,149)    (68,991)

  Unrealized appreciation (depreciation), net           59,863            9,194        53,570        20,174       89,250    02,040

Net increase  (decrease) in net assets from operations           62,378       (14)     55,428     (9,266)     83,215       35,293

Contract transactions:
  Purchase payments           26,309            26,954            16,742            19,292            26,839            26,324

  Transfers between subaccounts, net            (3,330)        (12,225)        (5,148)       1,796        (2,056)        46,877

  Withdrawals           (28,320)           (64,852)           (25,515)           (106,363)           (22,886)           (43,714)

  Contract maintenance fees           (823)           (877)           (651)           (777)           (677)           (559)

Net increase (decrease) in net assets
  derived from contract transactions           (6,164)           (51,000)       (14,572)       (86,052)       1,220        28,928

Total increase (decrease) in net assets           56,214            (51,014)     40,856       (95,318)     84,435         64,221

Net assets at beginning of year           473,192        524,206        392,633        487,951          520,896           456,675

Net assets at end of year           $529,406            $473,192        $433,489       $392,633         $605,331        $520,896



See accompanying notes to financial statements
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SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2012 and 2011

1.       Organization

     The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company
    (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc.,
     and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

     The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

2.     Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     Valuation of Investments

     Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2012.
    The Funds value their investment securities at fair value.

     The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain
    Entities That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.  Additionally,  the guidance provided updated disclosures for investments within its scope and  noted that if
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 SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

     the investor can redeem the  investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
    Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

     Recently Issued Accounting Standard

     The Variable Account applies the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification
    (ASC) 820 Fair Value Measurements and Disclosures (ASC 820). ASC 820 provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in peri ods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

     Susequent Events

     In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2012 through February 28, 2013, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

3.       Purchases and Sales of Securities

     In 2012, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                          Proceeds
                                                                           Purchases          on Sales
*     Janus Aspen Janus Portfolio                                              $42,063            $89,844
**     Janus Aspen Enterprise Portfolio                                         86,821            2,054,381
     Janus Aspen Forty Portfolio                                              70,270            110,443
     Janus Aspen Worldwide Growth Portfolio                                    19,040            79,460
     Janus Aspen Balanced Portfolio                                         165,396            130,189
     T. Rowe Price Prime Reserve Portfolio                                        282,135            157,880
     T. Rowe Price Limited Term Bond Portfolio                               86,383            217,854
     T. Rowe Price Equity Income Portfolio                                    49,286            266,877
     T. Rowe Price Personal Strategy Balanced Portfolio                     397,806            772,659
     T. Rowe Price Mid-Cap Growth Portfolio                                    72,599            29,440
     T. Rowe Price International Stock Portfolio                               7,358            102,248
     Vanguard Balanced Portfolio                                              61,473            73,313
     Vanguard Equity Index Portfolio                                         28,409            52,363
     Vanguard High Yield Bond Portfolio                                         28,781            32,928
     Vanguard Small Company Growth Portfolio                                    41,173            42,344
     Vanguard Mid-Cap Index Portfolio                                         36,950            39,609
     Vanguard REIT Index Portfolio                                              61,277            36,654
         Total                                                             $1,537,220            $4,288,486

     In 2011, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                               Proceeds
                                                                                Purchases          on Sales
*     Janus Aspen Janus Portfolio                                                   $28,802            $52,459
**     Janus Aspen Enterprise Portfolio                                              117,210            1,072,724
     Janus Aspen Forty Portfolio                                                   86,073            194,902
     Janus Aspen Worldwide Growth Portfolio                                         28,940            22,729
     Janus Aspen Balanced Portfolio                                              135,947            257,852
     T. Rowe Price Prime Reserve Portfolio                                         393,804            848,357
     T. Rowe Price Limited Term Bond Portfolio                                    207,032            417,852
     T. Rowe Price Equity Income Portfolio                                         113,377            212,440
     T. Rowe Price Personal Strategy Balanced Portfolio                          655,421            792,525
     T. Rowe Price Mid-Cap Growth Portfolio                                         94,555            103,985
     T. Rowe Price International Stock Portfolio                                    72,021            76,820
     Vanguard Balanced Portfolio                                                   72,097            358,110
     Vanguard Equity Index Portfolio                                              34,147            65,431
     Vanguard High Yield Bond Portfolio                                              24,737            19,092
     Vanguard Small Company Growth Portfolio                                         57,517            113,874
     Vanguard Mid-Cap Index Portfolio                                              50,201            137,147
     Vanguard REIT Index Portfolio                                                   92,260            55,466
         Total                                                                  $2,264,141            $4,801,765


      *Formerly Janus Aspen Large Cap Growth Portfolio
     **Formerly Janus Aspen Mid Cap Growth Portfolio

 SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

4.       Expenses and Related Party Transactions

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.
     This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.
     Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the
     Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account
     (see Note 7).

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.     Fair Value Measurement

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered by the Variable
     Account.  This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

     The Company categorizes financial assets recorded at fair value as follows:

     Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

     Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

     Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

     The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

                                                       Level 1          Level 2          Level 3          Total

     Variable Account Investments                          -              $29,606,728       -         $29,606,728

     The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

 SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

6.       Changes in Units Outstanding
     The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                                       Units          Units          Net Increase
                                                       Issued          Redeemed          (Decrease)
*     Janus Aspen Janus Portfolio                          3,711            11,373            (7,662)
**     Janus Aspen Enterprise Portfolio                     1,392            30,125            (28,733)
     Janus Aspen Forty Portfolio                          5,923           9,470            (3,547)
     Janus Aspen Worldwide Growth Portfolio                2,619            12,901            (10,282)
     Janus Aspen Balanced Portfolio                    2,628            7,421            (4,793)
     T. Rowe Price Prime Reserve Portfolio                13,287            6,550            6,737
     T. Rowe Price Limited Term Bond Portfolio           1,059            5,150            (4,091)
     T. Rowe Price Equity Income Portfolio                1,267            15,460            (14,193)
     T. Rowe Price Personal Strategy Balanced Portfolio 1,792            13,949            (12,157)
     T. Rowe Price Mid-Cap Growth Portfolio                683            1,100            (417)
     T. Rowe Price International Stock Portfolio           499            10,367            (9,868)
     Vanguard Balanced Portfolio                         2,420            3,744            (1,324)
     Vanguard Equity Index Portfolio                     361            3,438            (3,077)
     Vanguard High Yield Bond Portfolio                     1,031            1,768            (737)
     Vanguard Small Company Growth Portfolio                1,804            2,188            (384)
     Vanguard Mid-Cap Index Portfolio                     1,143            2,014            (871)
     Vanguard REIT Index Portfolio                          1,301            1,270            31


     The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                                       Units          Units          Net Increase
                                                       Issued          Redeemed          (Decrease)
*     Janus Aspen Janus Portfolio                          3,643            6,513            (2,870)
**     Janus Aspen Enterprise Portfolio                     2,013            15,534            (13,521)
     Janus Aspen Forty Portfolio                          8,918            19,493            (10,575)
     Janus Aspen Worldwide Growth Portfolio                4,303            2,881            1,422
     Janus Aspen Balanced Portfolio                     3,472            17,303            (13,831)
     T. Rowe Price Prime Reserve Portfolio               18,341            38,571            (20,230)
     T. Rowe Price Limited Term Bond Portfolio           3,628            10,528            (6,900)
     T. Rowe Price Equity Income Portfolio                6,018            12,967            (6,949)
     T. Rowe Price Personal Strategy Balanced Portfolio 10,828            15,063            (4,235)
     T. Rowe Price Mid-Cap Growth Portfolio                1,318            5,197            (3,879)
     T. Rowe Price International Stock Portfolio           7,244            7,439            (195)
     Vanguard Balanced Portfolio                         2,938            21,392            (18,454)
     Vanguard Equity Index Portfolio                     1,158            4,864            (3,706)
     Vanguard High Yield Bond Portfolio                     725            1,057            (332)
     Vanguard Small Company Growth Portfolio                3,586            6,982            (3,396)
     Vanguard Mid-Cap Index Portfolio                     2,745            7,769            (5,024)
     Vanguard REIT Index Portfolio                          3,945            2,455            1,490

      *Formerly Janus Aspen Large Cap Growth Portfolio
     **Formerly Janus Aspen Mid Cap Growth Portfolio

 SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

7.       Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                                                 Net Assets                    Average          Average
                                              Unit                     Net          Net          Total
                                            Units          Value          (000's)          Assets #          Assets     Return
*     Janus Aspen Janus Portfolio         87,981            $7.59            $668         1.20    %      0.55     %      17.17    %
**     Janus Aspen Enterprise Portfolio     165,029          66.90         11,041         1.20         -              15.89
     Janus Aspen Forty Portfolio                86,510            11.04            955        1.20        0.70         22.68
     Janus Aspen Worldwide Growth Portfolio      56,236            6.57            369        1.20        0.82         18.65
     Janus Aspen Balanced Portfolio           77,738            16.24            1,262        1.20       2.84         12.26
     T. Rowe Price Prime Reserve Portfolio      76,192            21.08            1,606     1.20        -            (1.20)
     T. Rowe Price Limited Term Bond Portfolio 54,316      38       37.56            2,040       1.20        2.04         1.24
     T. Rowe Price Equity Income Portfolio      76,039            17.25            1,312            1.20            2.14   15.75
     T. Rowe Price Personal Strategy Balanced Portfolio 127,189            52.05       6,621       1.20       1.95         13.77
     T. Rowe Price Mid-Cap Growth Portfolio      30,243            21.03            636            1.20            -       12.54
     T. Rowe Price International Stock Portfolio      21,233       10.18            216            1.20            1.04    17.03
     Vanguard Balanced Portfolio                42,024            17.77            747            1.20            2.67     11.22
     Vanguard Equity Index Portfolio           26,852            14.20            381            1.20            1.91      14.48
     Vanguard High Yield Bond Portfolio           9,938            18.56            185            1.20            5.75    12.93
     Vanguard Small Company Growth Portfolio      30,573            17.32            529            1.20            0.23   13.29
     Vanguard Mid-Cap Index Portfolio           23,865            18.16            433            1.20            1.12     14.43
     Vanguard REIT Index Portfolio               24,704            24.50            605            1.20            1.90    16.06

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:


                                                                           Expenses          Income
                                                                                as a % of          as a % of
                                                            Net Assets                    Average          Average
                                                            Unit                     Net          Net          Total
                                                  Units          Value          (000's)          Assets #       Assets   Return
*     Janus Aspen Janus Portfolio                95,643            $6.47        $619       1.20      %    0.59    %   (6.42)     %
**     Janus Aspen Enterprise Portfolio           193,762            57.73            11,185            1.20       -     (2.58)
     Janus Aspen Forty Portfolio                90,056            9.00            810            1.20            0.37   (7.80)
     Janus Aspen Worldwide Growth Portfolio      66,518            5.53            368            1.20            0.59    (14.76)
     Janus Aspen Balanced Portfolio           82,531            14.46            1,194            1.20            2.82    0.43
     T. Rowe Price Prime Reserve Portfolio      69,455            21.34            1,482            1.20            -      (1.18)
     T. Rowe Price Limited Term Bond Portfolio 58,407            37.10            2,167            1.20            2.40     0.39
     T. Rowe Price Equity Income Portfolio      90,232            14.90            1,345            1.20            1.74   (1.88)
     T. Rowe Price Personal Strategy Balanced Portfolio 139,346            45.75       6,376            1.20       2.05    (1.50)
     T. Rowe Price Mid-Cap Growth Portfolio      30,660            18.69            573            1.20            -      (2.43)
     T. Rowe Price International Stock Portfolio      31,101       8.70            271       1.20            1.60        (13.86)
     Vanguard Balanced Portfolio               43,348            15.98            693            1.20            3.01     2.48
     Vanguard Equity Index Portfolio           29,929            12.40            371            1.20            1.82    0.73
     Vanguard High Yield Bond Portfolio           10,675            16.44            175            1.20         7.43        5.67
     Vanguard Small Company Growth Portfolio      30,957            15.29            473            1.20            0.18    0.17
     Vanguard Mid-Cap Index Portfolio           24,736            15.87            393            1.20            0.99   (3.19)
     Vanguard REIT Index Portfolio               24,673            21.11            521            1.20            1.62    7.17

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*     Formerly Janus Aspen Large Cap Growth Portfolio
**     Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:


                                                                           Expenses          Income
                                                                               as a % of          as a % of
                                             Net Assets                    Average          Average
                                                       Unit                     Net          Net          Total
                                             Units          Value          (000's)          Assets #          Assets     Return
*     Janus Aspen Janus Portfolio               98,513            $6.92            $682      1.20    %    1.10    %    13.14      %
**     Janus Aspen Enterprise Portfolio          207,283            59.26           12,283        1.20        0.07       24.34
     Janus Aspen Forty Portfolio               100,631            9.76           982            1.20       0.36          5.46
     Janus Aspen Worldwide Growth Portfolio     65,096            6.49           423            1.20            0.62      14.44
     Janus Aspen Balanced Portfolio          96,362            14.40           1,388            1.20            2.83      7.10
     T. Rowe Price Prime Reserve Portfolio     89,685            21.59           1,937            1.20            0.12     (1.07)
     T. Rowe Price Limited Term Bond Portfolio     65,307       36.96           2,413            1.20            2.86      1.87
     T. Rowe Price Equity Income Portfolio          97,181       15.19           1,476            1.20            1.92     13.64
     T. Rowe Price Personal Strategy Balanced Portfolio     143,581       46.45           6,669      1.20       2.35     12.35
     T. Rowe Price Mid-Cap Growth Portfolio                         34,539            19.15           662            1.20   26.58
     T. Rowe Price International Stock Portfolio          31,296       10.10      316            1.20       0.84         13.08
     Vanguard Balanced Portfolio               61,802            15.59           964            1.20            2.97          9.69
     Vanguard Equity Index Portfolio          33,635            12.31           414            1.20            2.20         3.53
     Vanguard High Yield Bond Portfolio          11,007            15.56           171            1.20            7.02     10.77
     Vanguard Small Company Growth Portfolio     34,353            15.26           524            1.20            0.33    30.21
     Vanguard Mid-Cap Index Portfolio          29,760            16.40           488            1.20            1.00      23.87
     Vanguard REIT Index Portfolio               23,183            19.70           457            1.20            2.72     26.72

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:


                                                                           Expenses          Income
                                                                           as a % of          as a % of
                                                       Net Assets                    Average          Average
                                                       Unit                     Net          Net          Total
                                             Units          Value          (000's)          Assets #          Assets       Return
*     Janus Aspen Janus Portfolio               112,100            $6.12        6       1.20      %      0.54    %    34.73      %
**     Janus Aspen Enterprise Portfolio          230,410            47.66           10,981            1.20      -        43.11
     Janus Aspen Forty Portfolio               109,501            9.25           1,013            1.20            0.04     44.60
     Janus Aspen Worldwide Growth Portfolio     67,901            5.67           385            1.20            1.43      36.06
     Janus Aspen Balanced Portfolio          107,882            13.45           1,451            1.20            3.02     24.39
     T. Rowe Price Prime Reserve Portfolio     87,739            21.83           1,915            1.20            0.39    (0.81)
     T. Rowe Price Limited Term Bond Portfolio 73,668            36.28           2,673            1.20            3.52     7.01
     T. Rowe Price Equity Income Portfolio     113,642            13.37           1,519            1.20            2.03   24.11
     T. Rowe Price Personal Strategy Balanced Portfolio 159,605            41.35      6,599       1.20            2.16    30.55
     T. Rowe Price Mid-Cap Growth Portfolio     37,268            15.13           564            1.20            -        43.92
     T. Rowe Price International Stock Portfolio     38,925       8.93      348            1.20            2.71          50.59
     Vanguard Balanced Portfolio               65,439            14.22           930            1.20            5.53     21.44
     Vanguard Equity Index Portfolio          41,167            10.84           446            1.20            2.77      24.94
     Vanguard High Yield Bond Portfolio          10,672            14.04           150            1.20            9.40    37.21
     Vanguard Small Company Growth Portfolio     37,414            11.72           438            1.20            1.09   37.72
     Vanguard Mid-Cap Index Portfolio          36,121            13.24           478            1.20            1.75     38.71
     Vanguard REIT Index Portfolio               24,632            15.55           383            1.20            5.18    27.61

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*     Formerly Janus Aspen Large Cap Growth Portfolio
**     Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 is as follows:


                                                                               Expenses          Income
                                                                           as a % of          as a % of
                                                       Net Assets                    Average          Average
                                                       Unit                     Net          Net          Total
                                             Units          Value          (000's)          Assets #          Assets     Return
     Janus Aspen Large Cap Growth Portfolio     121,992       $4.54       $554       1.20      %      0.74      %    (40.44)     %
     Janus Aspen Mid Cap Growth Portfolio     247,021            33.30           8,226        1.20       0.24       (44.40)
     Janus Aspen Forty Portfolio               112,328            6.40           719            1.20        0.14         (44.82)
     Janus Aspen Worldwide Growth Portfolio     79,255            4.17           330            1.20        1.17         (45.33)
     Janus Aspen Balanced Portfolio          118,025            10.81           1,276            1.20            2.69    (16.84)
     T. Rowe Price Prime Reserve Portfolio     88,537            22.00           1,948            1.20            2.66     1.45
     T. Rowe Price Limited Term Bond Portfolio     84,270            33.90           2,857      1.20            4.02     0.34
     T. Rowe Price Equity Income Portfolio     140,071            10.77           1,508            1.20            2.34   36.87)
     T. Rowe Price Personal Strategy Balanced Portfolio     187,503            31.67           5,938       1.20      2.43 (30.72)
     T. Rowe Price Mid-Cap Growth Portfolio     41,483            10.51           436            1.20            -       (40.48)
     T. Rowe Price International Stock Portfolio          43,049       5.93      255            1.20            1.99      (49.32)
     Vanguard Balanced Portfolio               97,197            11.71           1,138            1.20            3.46     (23.50)
     Vanguard Equity Index Portfolio          44,134            8.68           383            1.20            2.21        (37.69)
     Vanguard High Yield Bond Portfolio          14,332            10.24           147            1.20            8.57   (22.89)
     Vanguard Small Company Growth Portfolio     40,686            8.51           346            1.20            0.71    (40.20)
     Vanguard Mid-Cap Index Portfolio          39,366            9.54           376            1.20            1.57       (42.51)
     Vanguard REIT Index Portfolio               28,917            12.18           352            1.20            3.51    37.99)

#     Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.


8.       Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h)
     .  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the
     Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.